FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906




February 5, 2007


Filed Via EDGAR (CIK #0000805650)
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

      RE:  FRANKLIN MANAGED TRUST (Registrant)
      File Nos. 033-09994 and 811-04894

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2007.

Sincerely yours,

FRANKLIN MANAGED TRUST


/S/ DAVID P. GOSS
David P. Goss
Senior Associate General Counsel


DPG/ac

cc:   Bruce G. Leto, Esq.